Pension Plans and Other Postretirement Benefits Amounts Recognized in Other Comprehensive Income - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 1		$ 3
Defined Benefit Plan, Amortization of Gains (Losses)	0	0		2
Other Comprehensive Income (Loss), Net of Tax	(28)	(40)	$ (64)	22
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior Service Cost from Plan Amendments for U.S. Plans	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		(1)
Loss (Gain) recognized in other comprehensive income	0	42
Deferred income taxes	0	0
Other Comprehensive Income (Loss), Net of Tax	0	42
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior Service Cost from Plan Amendments for U.S. Plans	(1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		0
Loss (Gain) recognized in other comprehensive income	(1)	20
Deferred income taxes	0	0
Other Comprehensive Income (Loss), Net of Tax	(1)	20
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior Service Cost from Plan Amendments for U.S. Plans	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	$ 0	$ 1
Loss (Gain) recognized in other comprehensive income	0	10
Deferred income taxes	0	0
Other Comprehensive Income (Loss), Net of Tax	0	10
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior Service Cost from Plan Amendments for U.S. Plans	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		0
Loss (Gain) recognized in other comprehensive income	0	(1)
Deferred income taxes	0	0
Other Comprehensive Income (Loss), Net of Tax	$ 0	$ (1)